EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015	Dec. 31, 2015
Numerator:
Net income (loss) attributable to ordinary shares - basic and diluted	$ (355)		$ 22,513
Net loss from discontinued operations - basic and diluted	(4,668)		(3,559)
Net Income (Loss)	$ (5,023)		$ 18,954	$ (68,657)
Denominator:
Number of ordinary shares outstanding during the period	76,247,269		70,623,006
Weighted average effect of dilutive securities:
Shares to be issued in connection with acquisition			64,697
Employee stock options and restricted stock units	24,520		76,316
Diluted number of ordinary shares outstanding - Continuing and discontinued operations	76,271,789		70,764,019
Basic and diluted net earnings (loss) per ordinary share:
Continuing operations	$ 0.00	[1]	$ 0.32
Discontinuing operations	(0.06)		(0.05)
Net income (loss)	$ (0.06)		$ 0.27
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	13,040,436		9,967,014

[1]	Less than $0.01